Borrowings - Long-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term borrowings	$ 152,401	$ 154,393
Weighted Average Interest Rate	1.57%	1.75%
Long-term borrowings, Average Balance	151,397	156,151
U.S. Dollar-Denominated Interest Bearing, Due 2014-2048 [Member]
Debt Instrument [Line Items]
Long-term borrowings	112,408
Weighted Average Interest Rate	1.04%
Long-term borrowings, Average Balance	113,236
Non-U.S. Dollar-Denominated Interest Bearing, Due 2021-2041 [Member]
Debt Instrument [Line Items]
Long-term borrowings	10,819
Weighted Average Interest Rate	0.53%
Long-term borrowings, Average Balance	11,463
Total Floating Rate Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	123,227	126,699
Weighted Average Interest Rate	1.00%	1.26%
Long-term borrowings, Average Balance	124,699	131,917
U.S. Dollar-Denominated Interest Bearing, Due 2014-2046 [Member]
Debt Instrument [Line Items]
Long-term borrowings	16,096
Weighted Average Interest Rate	5.57%
Long-term borrowings, Average Balance	14,203
Non-U.S.-Dollar Denominated Interest Bearing, Due 2014-2039 [Member]
Debt Instrument [Line Items]
Long-term borrowings	4,061
Weighted Average Interest Rate	3.39%
Long-term borrowings, Average Balance	2,882
Total Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	20,157	18,340
Weighted Average Interest Rate	5.13%	5.18%
Long-term borrowings, Average Balance	17,085	16,025
Brokered Deposits - U.S. Dollar-Denominated, Due 2014-2017 [Member]
Debt Instrument [Line Items]
Long-term borrowings	3,120
Weighted Average Interest Rate	1.77%
Long-term borrowings, Average Balance	2,216
FFELP ABCP Facility [Member]
Debt Instrument [Line Items]
Long-term borrowings	4,154	4,445
Weighted Average Interest Rate	0.74%	0.81%
Long-term borrowings, Average Balance	4,726	4,768
Private Education Loan ABCP Facility [Member]
Debt Instrument [Line Items]
Long-term borrowings	1,070	1,992
Weighted Average Interest Rate	1.45%	1.40%
Long-term borrowings, Average Balance	1,880	272
SLC Acquisition Financing [Member]
Debt Instrument [Line Items]
Long-term borrowings	673	916
Weighted Average Interest Rate	4.71%	4.79%
Long-term borrowings, Average Balance	791	998
U.S. Dollar-Denominated Interest Bearing Floating Rate Notes Due 2013-2047 [Member]
Debt Instrument [Line Items]
Long-term borrowings		114,861
Weighted Average Interest Rate		1.21%
Long-term borrowings, Average Balance		120,045
Non-U.S. Dollar-Denominated Interest Bearing Floating Rate Notes Due 2013-2041 [Member]
Debt Instrument [Line Items]
Long-term borrowings		11,838
Weighted Average Interest Rate		1.77%
Long-term borrowings, Average Balance		11,872
U.S. Dollar-Denominated Interest Bearing Fixed Rate Notes Due 2013-2044 [Member]
Debt Instrument [Line Items]
Long-term borrowings		14,406
Weighted Average Interest Rate		5.63%
Long-term borrowings, Average Balance		12,363
Non-U.S.-Dollar Denominated Fixed Rate Notes Interest Bearing Due 2013-2039 [Member]
Debt Instrument [Line Items]
Long-term borrowings		3,934
Weighted Average Interest Rate		3.58%
Long-term borrowings, Average Balance		3,662
Brokered Deposits - U.S Dollar-Denominated Due 2013-2014 [Member]
Debt Instrument [Line Items]
Long-term borrowings		2,001
Weighted Average Interest Rate		3.15%
Long-term borrowings, Average Balance		$ 2,171